Statements of Cash Flows - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (1,448)	$ (6,867,161)
Interest earned on investments held in Trust Account		(16,200)
Adjustments to reconcile net loss to net cash used in operating activities:
Warrant issue costs		115,404
Unrealized gain on change in fair value of warrants		3,322,267
Increase in prepaid expenses and other		(612,449)
Increase in accounts payable and accrued expenses	450	2,621,467
Increase in due to related party	998	190,252
Net cash used in operating activities		(1,246,420)
Cash flows from investing activities:
Proceeds deposited in Trust Account		(172,500,000)
Net cash used in investing activities		(172,500,000)
Cash flows from financing activities:
Proceeds from note payable – related party		40,000
Repayment of note payable – related party		(40,000)
Proceeds from issuance of Class B common stock	25,000
Proceeds from issuance of Class A common stock		172,500,000
Proceeds from issuance of private placement units		5,200,000
Payment of underwriting discounts		(3,450,000)
Payment of offering expenses		(485,256)
Net cash provided by financing activities	25,000	173,764,744
Increase in cash	25,000	18,324
Cash, beginning of year		25,000
Cash, end of period	25,000	43,324	$ 25,000
Supplemental disclosures:
Interest paid
Taxes paid
Initial value of Class A ordinary shares subject to possible redemption		172,500,000
Initial classification of warrant liability		5,276,966
FAZE CLAN, INC.
Cash flows from operating activities:
Net loss		(36,866)	(28,777)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense		75	(54)
Additions to content asset		(474)
Depreciation & amortization expense		1,021	741
Stock-based compensation expense		1,637	20
Non-cash interest expense		5,467	3,105
Foreign exchange impact			796
Other		(73)
Accounts receivable		(4,174)	664
Inventory		53	163
Prepaid expenses and other assets		(481)	(163)
Contract assets		(2,770)	817
Increase in accounts payable and accrued expenses		4,685	4,942
Contract liabilities		6,790	854
Other current liabilities		(70)	36
Net cash used in operating activities		(25,180)	(16,856)
Cash flows from investing activities:
Purchase of property, plant and equipment		(730)	(668)
Purchase of intangible assets		(840)	(123)
Issuance of note receivable		(135)
Net cash used in investing activities		(1,705)	(791)
Cash flows from financing activities:
Payments of loan principal		(385)	(26,144)
Proceeds from issuance of loans payable			1,123
Proceeds from issuance of convertible debt		40,675	35,350
Issuance of common stock in connection with exercise of stock options		36
Payment of debt issuance costs		(254)	(250)
Net cash provided by financing activities		40,072	10,079
Increase in cash		13,187	(7,568)
Cash, beginning of year		4,431	11,999
Cash, end of period	4,431	17,618	4,431
RECONCILIATION TO CONSOLIDATED BALANCE SHEETS
Cash	4,431	17,018	4,431
Restricted cash		600
Cash and restricted cash	$ 4,431	17,618	4,431
Supplemental disclosures:
Interest paid			1,041
Issuance of common stock in connection with litigation settlement		720
Capitalization of deferred transaction costs included in accounts payable		$ 4,899